Average Annual Total Returns - Service Shares - BlackRock GNMA Portfolio - Service Shares	Jan. 28, 2021
Average Annual Return:
1 Year	4.04%
5 Years	2.52%
10 Years	2.64%
After Taxes on Distributions
Average Annual Return:
1 Year	2.82%
5 Years	1.24%
10 Years	1.34%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.38%
5 Years	1.36%
10 Years	1.48%